OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Indirect taxes	$ 58	$ 54
Government of Israel - grants to receive	46	622
Prepaid expenses	692	701
Advances to suppliers	16	10
Related party (see note 11a(5))	585
Tax balance to receive from customers	461	613
Others	102	87
Other current assets, total	$ 1,960	$ 2,087